Capital Structure, Financial Risk and Related Items - Treasury Shares (Details) kr in Millions, $ in Millions		12 Months Ended
	Mar. 12, 2025 shares	Dec. 31, 2025 USD ($) shares		Dec. 31, 2025 DKK (kr) shares	Dec. 31, 2024 USD ($) shares		Dec. 31, 2024 DKK (kr) shares	Dec. 31, 2023 USD ($) shares		Dec. 31, 2023 DKK (kr) shares
Number of shares
Number of treasury shares acquired (in shares) | shares		2,200,000		2,200,000	2,011,853		2,011,853
Reduction in share capital (in shares) | shares	(2,076,853)	(2,076,853)		(2,076,853)
Share capital (USD million)
Share capital, at beginning of period		$ 10.0	[1]	kr 66.0	$ 10.0	[1]	kr 66.0	$ 10.0		kr 66.0
Purchase of treasury shares		430.0			560.0			81.0
Reduction in share capital		(0.3)
Share capital, at end of period		$ 10.0		kr 64.0	$ 10.0	[1]	kr 66.0	$ 10.0	[1]	kr 66.0
Proportion of share capital %
Proportion of share capital, at beginning of period (in %)		3.30%		3.30%	3.00%		3.00%
Proportion of reduction in share capital (in %)		(3.10%)		(3.10%)
Proportion of share capital, at end of period (in %)					3.30%		3.30%	3.00%		3.00%
Cost (USD million)
Reduction in share capital		$ (572.0)
Treasury shares
Number of shares
Number of shares at beginning of period | shares		2,647,007		2,647,007	744,170		744,170	589,948		589,948
Number of treasury shares acquired (in shares) | shares		2,200,000		2,200,000	2,011,853		2,011,853	220,000		220,000
Shares used for funding RSU program (in shares) | shares		(150,749)		(150,749)	(109,016)		(109,016)	(65,778)		(65,778)
Number of shares at end of period | shares		2,619,405		2,619,405	2,647,007		2,647,007	744,170		744,170
Share capital (USD million)
Share capital, at beginning of period		$ 0.4			$ 0.1			$ 0.1
Purchase of treasury shares		0.3			0.3			0.0
Shares used for funding RSU program		0.0			0.0			0.0
Share capital, at end of period		$ 0.4			$ 0.4			$ 0.1
Proportion of share capital %
Proportion of share capital, at beginning of period (in %)		4.00%		4.00%	1.10%		1.10%	0.90%		0.90%
Proportion of share capital on purchase of treasury shares (in %)		3.30%		3.30%	3.00%		3.00%	0.30%		0.30%
Proportion of share capital on shares used for funding RSU program (in %)		(0.10%)		(0.10%)	(0.10%)		(0.10%)	(0.10%)		(0.10%)
Proportion of share capital, at end of period (in %)		4.10%		4.10%	4.00%		4.00%	1.10%		1.10%
Cost (USD million)
Cost, at beginning of period		$ 787.0			$ 263.0			$ 201.0
Purchase of treasury shares		430.0			560.0			81.0
Shares used for funding RSU program		(53.0)			(36.0)			(18.0)
Cost at end of period		$ 592.0			$ 787.0			$ 263.0

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.